Brian A. Johnson

January 30, 2015	+1 212 937 7206 (t) +1 212 230 8888 (f) brian.johnson@wilmerhale.com

VIA EDGAR SUBMISSION

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Mail Stop 6010

Washington, DC 20549-6010

Attention: Jeffrey P. Riedler

Re:	Summit Corporation plc

Amendment No. 1 to

Confidential Draft Registration Statement on Form F-1

Submitted January 13, 2015

CIK No. 0001599298

Ladies and Gentlemen:

On behalf of Summit Corporation plc (the “Company”), submitted herewith for filing is a Registration Statement on Form F-1 (the “Registration Statement”) relating to the registration under the Securities Act of 1933, as amended, of ordinary shares of the Company.

The Registration Statement is being filed in part to respond to the comments of the staff (the “Staff”) of the Securities and Exchange Commission contained in its letter dated January 22, 2015 (the “Comment Letter”), relating to the above referenced Amendment No. 1 to the Company’s Confidential Draft Registration Statement on Form F-1.

Set forth below are the Company’s responses to the Staff’s comments. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. For convenience, the responses are keyed to the numbering of the comments and the headings used in the Comment Letter. On behalf of the Company, we advise you as follows:

Principal Shareholders, page 135

1.	Please include a statement that provides the number of record holders in the United States and the corresponding percentage of your outstanding stock currently held in the United States. See Item 7.A.2. of Form 20-F.

Securities and Exchange Commission

January 30, 2015

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 139 of the Registration Statement.

Description of Share Capital, page 137

2.	To the extent practicable, please replace your qualifying references to the Companies Act of 2006 and “Uncertificated Securities Regulations 2001” with substantive disclosure. Your use of the term “subject to” often implies additional rights, privileges, or restrictions that are not explained in your descriptions.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 141-144 and 146 of the Registration Statement.

If you have any further questions or comments, or if you require additional information, please contact the undersigned by telephone at (212) 937-7206 or electronically at brian.johnson@wilmerhale.com. Thank you for your assistance.

Very truly yours,

/s/ Brian A. Johnson

Brian A. Johnson

cc: Erik Ostrowski